Share-Based Compensation - Schedule of Share based payment award stock options valuation assumptions (Details) - BETTER THERAPEUTICS OPCO [Member]	9 Months Ended	12 Months Ended
	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Share-based Payment Arrangement, Option [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term (Years)	6 years 14 days	6 years 29 days
Expected Volatility	43.00%	45.00%
Risk-free interest rate	1.04%	0.41%
Dividend Yield	0.00%	0.00%
Profit Interest Units [Member]
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Expected Term (Years)			3 years 6 months
Expected Volatility			50.00%
Risk-free interest rate			2.45%
Dividend Yield			0.00%